Lease (Details) - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Minimum Future Annual Payments Under Non Cancellable Leases [Abstract]
2023 (excluding nine months ended September 30, 2023)	$ 96,585
2024	400,432
2025	350,693
2026	56,916
Thereafter
Total future minimum lease payments, undiscounted	904,626
Less: Imputed interest	(4,809)
Present value of future minimum lease payments	$ 899,817	$ 1,161,141	$ 1,471,899